Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock subject to possible redemption, price (in Dollars per share)	$ 10.17
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares outstanding
Class A Common Stock
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares subject to possible redemption, issued	4,445,813	28,750,000	28,750,000
Common stock, shares subject to possible redemption, outstanding	4,445,813	28,750,000	28,750,000
Common stock subject to possible redemption, price (in Dollars per share)	$ 10.19	$ 10.1	$ 10
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued
Common stock, shares outstanding
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	7,187,500	7,187,500	7,187,500
Common stock, shares outstanding	7,187,500	7,187,500	7,187,500